Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.32%
Corporate Revenue Bonds — 12.98%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	5,520,000	$ 3,864,000
Buckeye, Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	7,060,000	5,063,150
Series A-2 4.00% 6/1/48	1,700,000	1,481,193
California Community Choice Financing Authority
(Clean Energy Project) Series B-1 4.00% 2/1/52	1,910,000	1,885,743
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	625,000
(LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,628,553
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,308,950
Series A 5.00% 9/1/42	250,000	258,933
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) •	2,700,000	2,683,746
5.00% 9/1/42 •	5,000,000	5,178,200
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,162,040
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 144A 0.459% 6/1/60 #, ^	38,675,000	2,116,683
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	4,846,498
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,539,530
George L Smith II Congress Center Authority
Series A 4.00% 1/1/54	2,210,000	1,798,830
Series B 144A 5.00% 1/1/36 #	1,000,000	935,910
NQ-037 [11/22] 01/23 (2679874)    1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Houston, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,370,000	$ 3,376,942
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 1.33% 6/1/57 #, ^	62,600,000	3,429,228
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	3,405,176
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	4,135,000	3,920,394
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/38	300,000	276,459
Series A-2 4.00% 6/1/39	600,000	546,240
Series A-2 4.00% 6/1/40	300,000	270,381
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	1,275,000	1,067,545
Kentucky Public Energy Authority
(Gas Supply Revenue) Series C-1 4.00% 12/1/49 •	5,000,000	4,970,600
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,092,936
Maine Finance Authority Revenue
(Go Lab Madison Project, Green Bonds) 144A 8.00% 12/1/51 (AMT) #	3,490,000	2,400,387
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	1,656,880
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	1,901,926
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	1,965,000	1,901,688
New York Counties Tobacco Trust V
(Capital Appreciation - Pass Through) Series 4B 144A 0.587% 6/1/60 #, ^	20,000,000	682,400
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,540,000	3,889,044
2    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Corporation Special Facilities Revenue
Series B 6.50% 11/1/39	580,000	$ 703,720
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	5,230,000	4,678,810
5.00% 12/1/37 (AMT)	1,000,000	1,005,260

(Delta AirLines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	3,000,000	3,015,060
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	4,210,000	4,248,058
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,612,450
Public Finance Authority, Wisconsin
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	3,020,000	2,807,634
Series A 5.00% 2/1/62	1,375,000	1,251,456
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/37	8,000,000	8,280,000
5.25% 12/1/24	3,050,000	3,129,056
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,150,380
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	1,187,500
Southeast Energy Authority, A Cooperative District
(Project No.3) Series A-1 5.50% 1/1/53	5,500,000	5,848,480
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation project) Subseries A-2 2.10% 6/1/37 •	2,250,000	2,176,425
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,878,240
Tennessee Energy Acquisition Commodity Project Revenue
Series A 5.00% 5/1/52	1,300,000	1,340,924
NQ-037 [11/22] 01/23 (2679874)    3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Capital Appreciation Second Subordinate Series C 1.99% 6/1/46 ^	9,655,000	$ 1,490,925
(Capital Appreciation-3rd Subordinate Lien) Capital Appreciation Third Subordinate Series D 2.609% 6/1/46 ^	1,630,000	196,920
TSASC, New York
Series A 5.00% 6/1/30	475,000	491,801
Series A 5.00% 6/1/31	475,000	491,601
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	2,445,410
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed)
Series B 5.20% 6/1/46	1,250,000	1,215,312
Series C 10.791% 6/1/47 ^	53,800,000	12,915,766
Series D 2.466% 6/1/47 ^	8,185,000	1,900,557
		145,626,930
Education Revenue Bonds — 6.14%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	1,460,456
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	852,285
(Macombs Facility Project) Series A 4.00% 7/1/61	2,000,000	1,507,540
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	848,855
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,058,120
California Community College Financing Authority
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,402,744
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,992,150
Series V-1 5.00% 5/1/49	1,075,000	1,270,757
4    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	$ 961,460
California School Finance Authority
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	946,190
(View Park Elementary & Middle Schools) Series A 4.75% 10/1/24	100,000	100,368
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,203,080
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	2,215,000	2,255,313
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	303,402
Series A 5.00% 8/1/55	800,000	782,864

(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,867,420
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,186,541
4.00% 7/1/44	740,000	658,215
Florida Development Finance Corp
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	427,696
Series A 5.00% 6/15/29	400,000	416,176
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,350,728
Idaho Housing & Finance Association
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,197,826
(Anser of Idaho Project)
Series A 4.00% 5/1/28	230,000	234,269
Series A 4.00% 5/1/30	250,000	254,400

(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	512,797
(Sage International School of Boise Project)
Series A 4.00% 5/1/35	450,000	446,306
NQ-037 [11/22] 01/23 (2679874)    5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/40	1,330,000	$ 1,273,488
Series A 4.00% 5/1/55	1,540,000	1,374,250
Illinois Finance Authority
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	400,320
Series A 5.00% 2/15/28	260,000	258,687
Series A 5.00% 2/15/30	390,000	384,641
Series A 5.00% 2/15/32	265,000	258,118
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	234,675
Series A 144A 5.00% 7/1/50 #	175,000	156,945
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	438,375
Series A 4.00% 7/1/40	500,000	466,935
Series A 4.00% 7/1/46	740,000	660,021
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	2,617,975
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	539,115
Series A 5.00% 4/1/31	1,090,000	1,129,545
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	7,530,000	8,120,804
Newark, Texas Higher Education Finance
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,089,625
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	845,860
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	361,676
Series A 5.00% 7/1/32	235,000	241,199
6    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42	3,000,000	$ 3,161,670
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,366,211
University of Minnesota
Series A 5.00% 4/1/34	1,855,000	1,962,998
University of Texas Permanent University Fund
Series B 5.00% 7/1/27-24	3,715,000	3,854,350
Westchester County Local Development
Series A 5.00% 5/1/34	4,150,000	4,168,883
		68,864,324
Electric Revenue Bonds — 6.24%
American Municipal Power Inc
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,309,664
California Community Choice Financing Authority
Series A-1 4.00% 5/1/53	3,000,000	3,000,540
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,272,480
Series A 5.00% 10/1/33	2,915,000	3,088,238
Long Island, New York Power Authority
5.00% 9/1/33	250,000	270,493
5.00% 9/1/35	1,000,000	1,072,320
Missouri Joint Municipal Electric Utility Commission
(Green Bonds - Climate Bond Certified)
5.25% 12/1/38	350,000	383,331
5.25% 12/1/39	500,000	547,525
5.25% 12/1/40	500,000	544,620
5.25% 12/1/41	650,000	705,107
5.25% 12/1/42	1,000,000	1,082,510
M-S-R Energy Authority
Series B 7.00% 11/1/34	2,905,000	3,594,676
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,407,875
NQ-037 [11/22] 01/23 (2679874)    7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	$ 1,594,275
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,128,600
Series TT 5.00% 7/1/32 ‡	1,555,000	1,150,700
Series WW 5.25% 7/1/33 ‡	1,015,000	753,638
Series WW 5.50% 7/1/17 ‡	2,200,000	1,630,750
Series WW 5.50% 7/1/19 ‡	1,710,000	1,267,537
Series WW 5.50% 7/1/38 ‡	1,925,000	1,436,531
Series XX 5.25% 7/1/40 ‡	4,630,000	3,437,775
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,197,650
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,188,040
Series A 5.00% 1/1/38	5,000,000	5,324,900
South Carolina Public Service Authority
Series E 5.25% 12/1/37	3,000,000	3,298,020
Series E 5.25% 12/1/38	1,615,000	1,763,257
Tennergy Corporation Gas Supply Revenue
Series A 4.00% 12/1/51	4,100,000	4,019,394
Utility Debt Securitization Authority Restructuring Bonds
5.00% 12/15/36	10,000,000	10,524,200
		69,994,646
Healthcare Revenue Bonds — 7.52%
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier) Series B 5.25% 1/1/37	915,000	644,617
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,125,800
California Health Facilities Financing Authority
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	5,000,000	3,410,100
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,600,000	5,235,766
(Sutter Health) Series A 5.00% 11/15/38	760,000	803,601
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,599,810
8    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	$ 933,150
Series A-2 5.00% 8/1/37	1,105,000	1,147,222
County of Hamilton, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	3,540,000	3,908,797
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,023,390
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Helathcare Obliagted Group)
Series A 4.00% 8/15/45	655,000	571,429
Series A 4.00% 8/15/50	1,950,000	1,657,383
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	355,093
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	634,296
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/41	500,000	471,230
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	595,027
4.00% 5/15/30	1,385,000	1,277,704

(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	719,845
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Cantebury Richmond) Series A 5.00% 10/1/52	1,750,000	1,815,187
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	687,772
Series A 5.00% 10/1/47	525,000	549,533
Illinois Finance Authority
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	5,490,000	5,774,272
NQ-037 [11/22] 01/23 (2679874)    9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	$ 630,831
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	451,470
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/29	630,000	610,231
Lancaster County, Pennsylvania Hospital Authority
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,591,595
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,212,160
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,199,152
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,097,920
Michigan Finance Authority
4.00% 12/1/40	2,185,000	2,143,660
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	713,690
Series D 4.00% 12/1/38	200,000	183,508
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,279,033
National Finance Authority Revenue, New Hampshire
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,052,655
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	914,970
New Hope, Texas Cultural Education Facilities Finance
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,254,532
10    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	$ 1,019,910
144A 5.00% 12/1/32 #	1,800,000	1,819,116
144A 5.00% 12/1/33 #	1,000,000	1,009,410
Ohio State
(Cleveland Clinic Health System Obligated Group) Series A 4.00% 1/1/39	1,500,000	1,508,700
Oklahoma Development Finance Authority Health System Revenue
Series B 5.25% 8/15/48	2,000,000	1,784,180
(OU Medicine Project) Series B 5.25% 8/15/43	1,000,000	919,570
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	380,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	332,500
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,743,747
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,197,932
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	4,514,329
Series B-1 4.25% 11/15/26	3,000,000	2,770,860
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,097,448
		84,374,133
Housing Revenue Bonds — 0.43%
North Carolina Housing Finance Agency Home Ownership Revenue
4.875% 7/1/42	4,775,000	4,860,329
		4,860,329
NQ-037 [11/22] 01/23 (2679874)    11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 7.91%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	110,000	$ 110,380
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series B 5.00% 3/1/49 (AGM) (AMT)	6,880,000	7,016,086
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,410,424
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,171,880
Series A 4.00% 12/15/42	2,220,000	1,999,088
Series A 4.00% 12/15/42 (BAM)	2,520,000	2,316,157
Series A 4.00% 12/15/47	11,560,000	10,042,866
Series A 4.00% 6/15/50 (BAM)	1,000,000	878,980
Series A 4.00% 6/15/52	3,370,000	2,861,534
Series A 4.00% 6/15/52 (BAM)	1,415,000	1,234,135
New Jersey Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	965,610
Series A 4.00% 11/1/39	1,000,000	950,930
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	547,365
Series A 5.00% 11/1/31	1,000,000	1,116,230
New Jersey State Transportation Trust Fund Authority
(Transportation Program Bonds) Series BB 4.00% 6/15/46	5,000,000	4,559,750
(Transportation System Bonds)
Series A 4.00% 6/15/35	1,810,000	1,791,719
Series A 5.00% 12/15/25	5,000,000	5,284,400
New Jersey Transportation Trust Fund Authority
Series A 5.00% 6/15/29	1,500,000	1,581,060
Series A 5.247% 12/15/38 ^	9,380,000	4,501,931
Series CC 5.25% 6/15/39	2,000,000	2,152,914
Series CC 5.25% 6/15/41	4,500,000	4,809,985

(Transportation System) Series A 5.499% 12/15/39 ^	15,910,000	6,743,453
12    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	$ 5,203,500
New York Liberty Development
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,152,100
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51 (BAM)	1,000,000	736,970
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs) Series A 5.00% 2/1/29	4,000,000	4,521,320
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	5,091,200
		88,751,967
Local General Obligation Bonds — 3.55%
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	644,569
Series A 5.50% 1/1/35	1,980,000	2,048,033
Series C 5.00% 1/1/26	1,280,000	1,302,323
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	837,029
5.00% 4/1/36	320,000	324,291
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,150,172
Series D 5.00% 12/1/31	2,160,000	2,176,416
Howard Country, Maryland Consolidated Public Improvement Project
Series A 4.00% 8/15/35	2,065,000	2,153,155
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	1,350,000	1,510,434
Los Angeles Unified School District/CA
Series QRR 5.00% 7/1/23	3,000,000	3,045,810
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,474,494
144A 4.25% 6/1/41 #	2,210,000	1,748,044
New York City, New York
Series A 4.00% 8/1/38	5,000,000	5,001,250
NQ-037 [11/22] 01/23 (2679874)    13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series A 5.00% 8/1/47	3,500,000	$ 3,743,810
Series E 5.00% 8/1/23	3,685,000	3,745,508
SubSeries B-1 5.00% 12/1/33	5,365,000	5,759,220
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	2,000,000	2,124,760
		39,789,318
Pre-Refunded/Escrowed to Maturity Bonds — 3.85%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,279,000
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	15,697
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,818,904
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,237,520
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	905,065
5.00% 7/1/46-24 §	1,425,000	1,473,963
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27-24 (PSF) §	2,000,000	2,055,340
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26 §	850,000	918,994
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	3,000,000	3,185,640
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,384,825
New York State Dormitory Authority Revenue
(Touro College & University System) Series A 5.25% 1/1/34-24 §	1,335,000	1,390,216
Orange County Health Facilities Authority
(Presbyterian Retirement Communities Project) 5.00% 8/1/36 §	2,125,000	2,214,633
14    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Orlando &Orange County Expressway Authority Revenue
Series A 5.00% 7/1/28-23 §	2,300,000	$ 2,333,373
Pennsylvania State Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,662,498
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23 §	2,190,000	2,276,198
Texas State
(Transportation Commission Highway Improvement) 5.00% 4/1/29-24 §	3,000,000	3,095,400
Washington State Housing Finance Commission
(Heron's Key) Series A 144A 7.00% 7/1/45-25 #, §	800,000	873,384
		43,120,650
Special Tax Revenue Bonds — 13.88%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
5.00% 5/1/35	850,000	866,940
5.00% 5/1/36	850,000	860,855

(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	2,860,200
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,000,000	5,157,750
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	200,000	201,320
5.00% 5/1/34	830,000	831,220
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	3,771,799
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,427,524
Series A 5.25% 1/1/23	5,375,000	5,388,599
Denver, Colorado Convention Center Hotel Authority
(Senior)
5.00% 12/1/25	1,900,000	1,946,493
5.00% 12/1/26	2,500,000	2,576,225
5.00% 12/1/29	600,000	615,234
5.00% 12/1/31	900,000	917,082
NQ-037 [11/22] 01/23 (2679874)    15

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority
(Senior)
5.00% 12/1/32	1,800,000	$ 1,830,942
5.00% 12/1/34	1,500,000	1,514,340
5.00% 12/1/35	1,200,000	1,208,772
5.00% 12/1/36	900,000	904,842
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	38,325,821	32,097,875
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,859,042
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	1,785,000	1,800,030
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,236,000
Miami-Dade County, Florida Special Obligation Revenue
3.505% 10/1/37 (BAM) ^	3,000,000	1,545,480
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	4,928,572
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	2,929,491
Subseries B-1 5.00% 8/1/42	5,000,000	5,109,000
Subseries C 5.00% 11/1/27	4,150,000	4,274,749
Subseries E-1 5.00% 2/1/35	5,000,000	5,348,750
New York State Urban Development Revenue
(General Purpose) Series A 5.00% 3/15/37	2,290,000	2,473,040
Orange County, California Local Transportation Authority Sales Tax Revenue
5.00% 2/15/39	2,000,000	2,180,700
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	842,714
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured) Series A-1 0.077% 7/1/46 ^	9,170,000	2,311,023
16    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.109% 7/1/51 ^	26,441,000	$ 4,975,139
Series A-1 4.55% 7/1/40	5,765,000	5,369,117
Series A-1 4.75% 7/1/53	16,063,000	14,676,763
Series A-1 5.00% 7/1/58	1,330,000	1,261,917
Series A-2 4.329% 7/1/40	8,237,000	7,462,063
Series A-2 4.329% 7/1/40	4,516,000	4,091,135
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	585,000	570,363
Utah Telecommunication Open Infrastructure Agency
5.25% 6/1/33	1,000,000	1,151,720
5.25% 6/1/34	1,000,000	1,139,520
5.25% 6/1/35	1,000,000	1,127,390
5.25% 6/1/37	2,100,000	2,347,485
5.50% 6/1/40	2,000,000	2,250,220
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	485,435
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	1,055,000	988,672
		155,713,542
State General Obligation Bonds — 14.39%
California State
5.25% 9/1/47	1,000,000	1,134,720
(School Facilities) 5.00% 11/1/30	5,000,000	5,111,150
(Various Purpose)
4.00% 10/1/36	3,875,000	4,038,641
4.00% 10/1/37	2,000,000	2,067,900
5.00% 8/1/26	3,120,000	3,389,755
5.00% 10/1/26	2,500,000	2,725,050
5.00% 8/1/28	2,000,000	2,252,000
5.00% 9/1/30	1,715,000	1,861,684
5.00% 9/1/32	4,100,000	4,452,805
5.00% 9/1/32	1,400,000	1,643,950
NQ-037 [11/22] 01/23 (2679874)    17

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 8/1/33	5,000,000	$ 5,236,550
5.00% 9/1/35	8,000,000	8,574,800
5.00% 11/1/42	470,000	530,743
5.25% 9/1/30	5,000,000	5,100,800
Series C 5.00% 9/1/30	5,985,000	6,365,048
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,226,150
Series A 5.00% 7/1/37	5,000,000	5,200,600
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	7,116,845	5,948,045
Series A-1 4.00% 7/1/46	9,820,000	7,584,379
Series A-1 5.75% 7/1/31	2,340,148	2,403,753

(Subordinate) 3.035% 11/1/43 •	28,078,871	12,810,985
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,072,209
District of Columbia
Series C 5.00% 6/1/34	5,000,000	5,146,950
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,148,129
Illinois State
5.00% 1/1/28	1,630,000	1,676,308
5.00% 11/1/36	1,965,000	1,999,427
5.25% 2/1/30	2,410,000	2,442,439
5.25% 2/1/32	1,015,000	1,027,982
5.50% 5/1/39	2,500,000	2,638,925
Series A 4.00% 3/1/41	1,860,000	1,653,875
Series A 5.125% 12/1/29	4,440,000	4,656,672
Series B 4.00% 10/1/35	8,830,000	8,320,332
Series C 4.00% 10/1/37	1,710,000	1,584,486
Series C 4.00% 10/1/42	3,835,000	3,375,567
Series D 5.00% 11/1/25	1,220,000	1,259,223
(Rebuild Illinois Program)
Series B 4.00% 11/1/33	2,000,000	1,916,600
Series B 4.00% 11/1/34	1,190,000	1,130,119
Series B 4.00% 11/1/35	2,200,000	2,072,466
Series B 4.00% 11/1/38	1,810,000	1,660,747
18    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
New Jersey State
Series A 4.00% 6/1/32	3,440,000	$ 3,641,825
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	5,000,000	5,406,500
Washington State
Series E 5.00% 7/1/31	3,000,000	3,137,340
Series R 4.00% 7/1/29	2,000,000	2,151,240

(Various Purpose) Series 2015-A-1 5.00% 8/1/30	1,500,000	1,556,085
		161,334,954
Transportation Revenue Bonds — 17.19%
Atlanta, Georgia Department of Aviation
Series B 5.00% 7/1/32	1,000,000	1,106,700
Series B 5.00% 7/1/33	2,045,000	2,244,633
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-7 4.00% 4/1/34	1,000,000	1,034,510
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	1,928,641
Chicago, Illinois O'Hare International Airport Revenue
Series A 4.00% 1/1/36	1,180,000	1,179,811
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,190,000
Series B 5.00% 1/1/32	1,000,000	1,032,880
Series B 5.00% 1/1/33	1,520,000	1,566,831
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,664,050
Series B 5.00% 1/1/37	3,000,000	3,181,560
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,304,167
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,433,119
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.25% 7/1/57 (AMT) #, •	5,900,000	5,863,479
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46	1,000,000	920,730
NQ-037 [11/22] 01/23 (2679874)    19

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	$ 4,501,825
Los Angeles Department of Airports
Series A 5.00% 5/15/33 (AMT)	845,000	923,010
Metropolitan Nashville Airport Authority
Series B 5.50% 7/1/41	1,500,000	1,626,120
Series B 5.50% 7/1/42	1,855,000	2,008,464
Metropolitan Transportation Authority Revenue, New York
(Green Bonds) Subseries A-2 4.00% 11/15/41	3,000,000	2,631,870
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	490,000	427,148
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,831,442
Monroe County, Florida Airport Revenu
(Key West International Airport)
Series 2022 5.00% 10/1/36	1,235,000	1,287,413
Series 2022 5.00% 10/1/37	1,270,000	1,316,571
Series 2022 5.00% 10/1/38	1,360,000	1,403,588
Series 2022 5.00% 10/1/40	1,475,000	1,507,052
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	1,908,432
Series E 5.00% 1/1/32	5,050,000	5,540,203
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	2,966,584
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,964,177
New York State Thruway Authority
Series B 4.00% 1/1/38	2,135,000	2,113,693
Series B 4.00% 1/1/39	10,000,000	9,816,900
Series J 5.00% 1/1/27	5,705,000	5,833,191
Series J 5.00% 1/1/32	2,500,000	2,552,150
Series K 5.00% 1/1/31	5,000,000	5,199,000
New York Transportation Development Corporation Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project)
Series 2022 5.00% 12/1/33	3,955,000	4,098,289
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,016,010
20    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corporation Special Facilities Revenue
(Delta AirLines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	$ 1,899,963
5.00% 1/1/33 (AMT)	790,000	800,207
Series A 4.00% 7/1/35	2,660,000	2,561,261
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	2,500,000	2,285,350
5.00% 10/1/40 (AMT)	1,125,000	1,124,921
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,265,500
Pennsylvania State Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,604,250
Series A-1 5.00% 12/1/40	2,090,000	2,145,176
Series A-1 5.00% 12/1/45	1,000,000	1,018,310
Series B 5.00% 12/1/45	5,000,000	5,131,400
Series C 5.00% 12/1/43	1,445,000	1,462,759
Subordinate Series A-1 5.00% 12/1/29	3,590,000	3,735,144
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,505,405
Series B 5.00% 7/1/49 (AMT)	3,900,000	3,958,695
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	225,000	227,435
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	7,306,670
5.00% 10/15/29 (AMT)	3,105,000	3,212,899

(194th Series) 5.00% 10/15/32	2,500,000	2,634,250
(218th Series) Series 218 4.00% 11/1/41	2,480,000	2,336,656
(221st Series) Series 221 4.00% 7/15/36	1,200,000	1,186,284
Regional Transportation District
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	974,720
NQ-037 [11/22] 01/23 (2679874)    21

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37	15,000,000	$ 15,573,750
Series B 5.00% 7/1/31	500,000	538,550
Series B 5.00% 7/1/32	600,000	645,168
Series B 5.00% 7/1/33	1,000,000	1,072,760
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/46 (AMT) (BAM)	2,260,000	2,088,082
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	181,346
Series B 5.00% 1/1/25 (AMT)	390,000	400,358
Series B 5.00% 1/1/30 (AMT)	230,000	240,444
Series B 5.00% 1/1/32 (AMT)	215,000	224,196
Series B 5.00% 1/1/33 (AMT)	705,000	733,785
Series B 5.00% 1/1/34 (AMT)	880,000	912,111
Series B 5.00% 1/1/35 (AMT)	675,000	695,696
Series B 5.00% 1/1/36 (AMT)	660,000	676,579
Series B 5.00% 1/1/37 (AMT)	430,000	438,033
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility) 7.00% 12/31/38 (AMT)	3,750,000	3,840,638
		192,762,994
Water & Sewer Revenue Bonds — 2.24%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	2,620,464
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,200,340
Hillsborough County, Florida Wastewater Impact Fee Assessment Special Revenue
Series 2021 5.00% 5/1/23	2,335,000	2,357,906
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(General Resolution) Series EE 5.00% 6/15/39	5,000,000	5,210,550
Sacramento County, California Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	2,500,000	2,709,750
22    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	$ 1,628,475
Series A 5.00% 5/15/33	2,250,000	2,437,493
Tampa FL Water & Wastewater System Revenue
Series A 5.00% 10/1/52	4,500,000	4,968,225
		25,133,203
Total Municipal Bonds (cost $1,114,251,324)		1,080,326,990

Short-Term Investments — 4.23%
Variable Rate Demand Notes — 4.23%¤
Indiana Housing & Community Development Authority Revenue
Series B-3 1.00% 7/1/47 (SPA - TD Bank N.A.)	11,635,000	11,635,000
Los Angeles, California Department of Water & Power System Revenue
Subordinate Series A-2 0.65% 7/1/51 (SPA - TD Bank N.A.)	1,335,000	1,335,000
Subordinate Series A-1 0.60% 7/1/50 (SPA - Royal Bank of Canada)	500,000	500,000
Subordinate Series B-4 0.55% 7/1/35 (SPA - Barclays Bank)	800,000	800,000
Massachusetts Health & Educational Facilities Authority
Series K-1 1.00% 7/1/39 (LOC - TD Bank N.A.)	2,300,000	2,300,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 1.00% 12/1/30	400,000	400,000
Series A 1.00% 11/1/35	2,000,000	2,000,000
Series C 1.00% 12/1/30	250,000	250,000
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series C 1.00% 12/1/30	775,000	775,000
New York City
Series D-4 1.00% 8/1/40 (LOC - TD Bank N.A.)•	800,000	800,000
Subordinate Series E-5 1.00% 3/1/48 (LOC - TD Bank, N.A.)	2,150,000	2,150,000
New York City, New York
Fiscal 2019 Series D 0.98% 12/1/47 (SPA - Barclays Bank)	600,000	600,000
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Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York
Fiscal 2023 Series A-3 1.00% 9/1/49 (SPA - Bank of Montreal)	3,500,000	$ 3,500,000
Series F-5 0.98% 6/1/44 (SPA - Barclays Bank)	900,000	900,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2008 Series BB-5 1.00% 6/15/33 (SPA - Bank of America, N.A.)	880,000	880,000
Subseries A-2 1.00% 6/15/44 (SPA - Mizuho Bank)	2,570,000	2,570,000
University of California Revenue
Series AL-3 0.65% 5/15/48	3,600,000	3,600,000
University of Delaware Revenue
Series 2005 1.00% 11/1/35 (SPA - TD Bank N.A.)	2,025,000	2,025,000
University of Michigan Revenue
(General Revenue) Series D-1 0.95% 12/1/24	400,000	400,000
University of North Carolina Hospitals at Chapel Hill
Series A 1.00% 2/15/31 (SPA - TD Bank N.A.)	10,045,000	10,045,000
Total Short-Term Investments (cost $47,465,000)		47,465,000
Total Value of Securities—100.55% (cost $1,161,716,324)		1,127,791,990

Liabilities Net of Receivables and Other Assets—(0.55)%		(6,222,267)
Net Assets Applicable to 103,845,107 Shares Outstanding—100.00%		$1,121,569,723
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $70,348,472, which represents 6.27% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
24    NQ-037 [11/22] 01/23 (2679874)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
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